SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL INFORMATION WITH RESPECT TO OPERATING SEGMENT AND REPORTING SEGMENT

The following table summarizes selected financial information with respect to the Company’s single operating segment and reportable segment for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Revenues, net	30,872,023	22,743,410	22,055,785
Less:
Real estate and related services cost of revenues	(23,082,984)	(16,369,508)	(17,988,629)
Solar power and related services cost of revenues	(1,174,638)	(684,425)	(463,340)
Other cost of revenues	(8,319)	(152,033)	-
Advertising and promotion expenses	(300,057)	(365,065)	(336,970)
Salaries and welfare expenses	(1,814,768)	(1,451,967)	(1,000,973)
Lease expenses	(147,603)	(112,682)	(76,829)
Taxes and dues	(446,933)	(423,721)	(269,004)
Legal and professional expenses	(671,382)	(847,513)	(513,957)
Stock based compensation expense	-	(201,914)	(6,580)
Other selling, general and administrative expenses	(916,926)	(693,484)	(620,791)
Income from continuing operations	2,308,413	1,441,098	778,712
Total other expenses	(466,423)	(425,758)	(122,771)
Income from continuing operations before income taxes	1,841,990	1,015,340	655,941
Income tax expense	(591,061)	(265,979)	(345,180)
Net income from continuing operations	1,250,929	749,361	310,761
Income (loss) from discontinued operations, net of income taxes	-	(6,742)	78,628
Net income	1,250,929	742,619	389,389